ENTITY-WIDE DISCLOSURES	3 Months Ended
Mar. 31, 2012
Entity Wide Disclosures [Abstract]
Entity-Wide Disclosures

NOTE 7 – Entity-wide disclosure:

       Revenues by geographic area were as follows:

	Three months ended March 31,
	2012	2011
	U.S. $ in millions
United States:
Generic	$1,219	$944
Branded	1,497	935
Others	36	3
Total United States	2,752	1,882
Europe*:
Generic	775	912
Branded	365	255
Others	176	177
Total Europe	1,316	1,344
Rest of World:
Generic	623	479
Branded	212	161
Others	199	214
Total Rest of World	1,034	854
Total revenues	$5,102	$4,080

*All members of the European Union as well as Switzerland and Norway.